10 Accounts Receivables - Concessions (Details 4) - Remeasurement Of RBSE Financial Assets [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable Concessions [Line Items]
Remeasurement of RBSE financial assets, beginning	R$ 753,826	R$ 1,418,370
Gain on remeasurement of the cash flow from the RBSE assets	90,346	(635,292)
Increase in the estimated amount due to the approval of the report on RBSE assets		82,640
Transfers to electricity grid use charges - customers	(104,902)	(111,892)
Remeasurement of RBSE financial assets, ending	R$ 739,270	R$ 753,826